Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 293,850		$ 281,249
Less: Accumulated depreciation	90,681		85,102
Property, Plant and Equipment, Net	203,169	[1]	196,147	[1]
Crude Oil Gathering
Property, Plant and Equipment
Gross Property, Plant and Equipment	105,023		97,249
Terminalling, Transportation and Storage
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 188,827		$ 184,000

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.